Capital Stock - Additional Information (Detail) $ in Millions, $ in Millions									12 Months Ended
		Feb. 18, 2022 shares	Feb. 09, 2022 shares	Oct. 19, 2021 shares	Oct. 18, 2021 CAD ($)	Oct. 18, 2021 USD ($)	Mar. 29, 2021 shares	Mar. 23, 2021 shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 shares	Mar. 03, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares issued during period		147,957,790
Number Of Shares Authorized To Be Repurchased												7,397,889
Percentage Of Shares Authorized To Be Repurchased As Of Shares Issued												5.00%
Maximum Number Of Shares To Be Repurchased Per Day		16,586
Stock Repurchased During Period Shares									0	0
Dividends paid, ordinary shares									$ 9.3	$ 7.4
Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period	[1]										71,767,775
Increase (decrease) in equity									542.7	$ 439.1
Share issue related cost | $									2.2
Reduction of issued capital					$ 8.3	$ 6.7			$ 8.3
EarnoutShares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period									35,883,692	35,883,692
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period								1
Ordinary shares [member] | PurchaseAgreement [Member]
Disclosure of classes of share capital [line items]
Conversion of Shares Issued							100,000,001
Conversion of Shares Converted							100,000,000
Ordinary shares [member] | Merger Agreement [Member]
Disclosure of classes of share capital [line items]
Reverse stock split, Conversion ratio				71.76775%
Ordinary shares [member] | Merger Agreement [Member] | LegatoCommonShareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period				30,306,320
Ordinary shares [member] | Merger Agreement [Member] | PIPE Investors [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period				10,000,000
Common Stock Shares Issued Prior To Merger [Member] | EarnoutShares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period			35,883,692

[1]	Retrospectively adjusted to reflect the reverse stock split, described below. On March 23, 2021, the Company was incorporated with one share. On March 29, 2021, the Company entered into an agreement with Algoma Steel Intermediate Parent S.A.R.L. to purchase all of the issued and outstanding Common shares (100,000,001) held in Algoma Steel Holdings Inc. in exchange for 100,000,000 additional Common shares in the Company. On October 18, 2021, the Company executed a return of capital to Algoma Steel Intermediate Parent S.a.r.l., a former related party and commonly controlled affiliate of Algoma Steel Parent S.C.A., the Company’s former ultimate parent company. The Company’s subsidiary, Algoma Steel Inc. provided a loan to facilitate the payment totalling $8.3 million (US $6.7 million) (refer to Note 31). Pursuant to the Merger Agreement with Legato (refer to Note 4), on October 19, 2021, the Company effected a reverse stock split, such that each outstanding common share became such number of common shares as determined by the conversion factor of 71.76775% (as defined in the Merger Agreement). As a result, the 100,000,001 common shares outstanding on the day prior to the Merger were split into 71,767,775 common shares. Further, the Company issued an additional 30,306,320 and 10,000,000 common shares to the Legato common shareholders and certain investor (“PIPE Investors”), respectively, in accordance with the Merger Agreement. As a result, capital stock was increased by $542.7 million, net of share issuance costs of $2.2 million (US $439.1 million). On February 9, 2022, the Company issued 35,883,692 common shares in connection with the earnout rights granted to non-management shareholders that existed prior to the Merger (refer to Note 4). On March 3, 2022, the Company announced a normal course issuer bid (the “NCIB”) after receiving regulatory approval from the Toronto Stock Exchange. Pursuant to the NCIB, the Company is authorized to acquire up to a maximum of 7,397,889 of its shares, or 5% of its 147,957,790 issued and outstanding shares as of February 18, 2022, subject to a daily maximum of 16,586 shares. The common shares are available for purchase for cancellation commencing on March 3, 2022 until no later than March 2, 2023. No shares were repurchased by the Company under the NCIB during the year ended March 31, 2022. On March 31, 2022, a dividend payment of $9.3 million (US $7.4 million) was paid and recorded as a distribution through retained earnings (refer to Note 35).